Share Capital and Capital Surplus - Summary of Share Capital (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Feb. 19, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Total shares of ADRs outstanding	75,620,779		75,620,779	75,876,207
Retirement of treasury stock	15,547,673
Forfeiture of shares		1,691,425
Aggregate par value of common stock issued	₩ 77,738
ADRs [member]
Disclosure of classes of share capital [line items]
Total shares of ADRs outstanding	9,159,020
Total shares of ADRs outstanding, equivalent common stock shares	2,289,755